INCOME (LOSS) PER SHARE (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net income from continuing operations	$ 3,442,098	$ 1,826,492	$ 7,919,466
Net loss on discontinued operations	(19,792,358)	(28,436,783)	(30,351,616)
Net loss available to Mecox Lane Limited shareholders	$ (16,350,260)	$ (26,610,291)	$ (22,432,150)
Denominator:
Weighted average ordinary shares-basic	452,758,464	418,347,060	404,247,016
Dilutive effect of share options (in shares)		3,904,603	140,207
Weighted average ordinary shares-diluted	452,758,464	422,251,663	404,387,223
Net income per share attributable to Mecox Lane-basic
Income from continuing operations	$ 0.01	$ 0.01	$ 0.02
Loss on discontinued operations	$ (0.04)	$ (0.07)	$ (0.08)
Net income per share attributable to Mecox Lane-diluted
Income from continuing operations	$ 0.01	$ 0.01	$ 0.02
Loss on discontinued operations	$ (0.04)	$ (0.07)	$ (0.08)
Options
Anti-dilutive shares
Shares excluded from computation of diluted earning/loss per share	0	2,200,000	72,747,294
Restricted shares
Anti-dilutive shares
Shares excluded from computation of diluted earning/loss per share	0	16,211,058	6,730,575